Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis.

		As of		As of
		March 31, 2015		December 31, 2014
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$35,762	35,762	30,477	30,477
Restricted cash	1	31,116	31,116	37,119	31,119
Derivative financial instruments	2	(11,367)	(11,367)	(9,220)	(9,220)
Other:
Advances (shareholder loans) to joint ventures	2	17,586	18,186	18,952	19,629
Demand note due from owner	2	142,069	142,069	143,241	143,241
Current amounts due to owners and affiliates	2	(7,291)	(7,291)	(6,019)	(6,019)
Loans and promissory notes due to owners and affiliates	2	(298)	(298)	(467)	(467)
$299 million Lampung facility	2	$(207,567)	(209,796)	(212,333)	(214,636)

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		March 31,	December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2015	2014
Advances/loans to joint ventures	Payment activity	Performing	$17,586	$18,952
Demand note due from owner	Payment activity	Performing	$142,069	$143,241